Fee and Commission Income and Expense - The Income and Expenses for Commissions Generated by the Segment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	$ 3,814	$ 2,571	$ 1,990
Fees and commissions from guarantees and letters of credit	24,134	19,261	20,043
Fees and commissions from card services	85,082	70,292	58,359
Fees and commissions from accounts management	13,157	12,132	12,438
Fees and commissions from collections and payments	42,187	25,435	24,419
Fees and commissions from brokerage and securities management	3,534	9,407	9,365
Fees and commissions from asset management	13,776	21,944	23,086
Compensation for insurance brokerage	43,149	35,783	30,097
Investment banking and advisory fees	9,577	9,250	7,471
Fees and commissions from student loans ceded	5,509	5,649	5,639
Commissions on loan transactions	850	668	742
Commissions for mortgage loans	131	81	39
Other fees from services rendered	4,276	8,780	6,838
Other commissions earned	13,964	5,556	3,852
Totals	263,140	226,809	204,378
Compensation for cards transactions	(51,431)	(42,191)	(38,822)
Fees and commissions for securities transactions	(5,458)	(4,128)	(4,660)
Commissions paid for foreign trade transactions	(3,796)	(2,771)	(2,438)
Commissions paid for customer loyalty program benefits	(22,188)	(17,307)	(11,082)
Commissions paid for services to customers management		(1,748)	(1,808)
Other commissions paid	(7,268)	(5,122)	(4,569)
Total fee and commission expense	(90,141)	$ (73,267)	$ (63,379)
Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	3,814
Fees and commissions from guarantees and letters of credit	24,134
Fees and commissions from card services	85,082
Fees and commissions from accounts management	13,157
Fees and commissions from collections and payments	42,187
Fees and commissions from brokerage and securities management	3,534
Fees and commissions from asset management	13,776
Compensation for insurance brokerage	43,149
Investment banking and advisory fees	9,577
Fees and commissions from student loans ceded	5,509
Commissions on loan transactions	850
Commissions for mortgage loans	131
Other fees from services rendered	4,276
Other commissions earned	13,964
Totals	263,140
Compensation for cards transactions	(51,431)
Fees and commissions for securities transactions	(5,458)
Commissions paid for foreign trade transactions	(3,796)
Commissions paid for customer loyalty program benefits	(22,188)
Other commissions paid	(7,268)
Total fee and commission expense	(90,141)
Cash-generating units [member] | Transferred to long time [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from card services	25,775
Fees and commissions from collections and payments	3,436
Fees and commissions from brokerage and securities management	295
Investment banking and advisory fees	4,189
Totals	33,695
Compensation for cards transactions	(24,398)
Fees and commissions for securities transactions	(8)
Other commissions paid	(1)
Total fee and commission expense	(24,407)
Cash-generating units [member] | Transferred in a moment concrete [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	3,814
Fees and commissions from guarantees and letters of credit	24,134
Fees and commissions from card services	59,307
Fees and commissions from accounts management	13,157
Fees and commissions from collections and payments	36,986
Fees and commissions from brokerage and securities management	3,239
Fees and commissions from asset management	13,776
Investment banking and advisory fees	5,388
Fees and commissions from student loans ceded	5,509
Commissions on loan transactions	850
Commissions for mortgage loans	131
Other fees from services rendered	4,276
Other commissions earned	13,964
Totals	184,531
Compensation for cards transactions	(27,033)
Fees and commissions for securities transactions	(5,451)
Commissions paid for customer loyalty program benefits	(22,188)
Other commissions paid	(10,527)
Total fee and commission expense	(65,199)
Cash-generating units [member] | Model of accrual [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from collections and payments	1,765
Compensation for insurance brokerage	43,149
Totals	44,914
Other commissions paid	(535)
Total fee and commission expense	(535)
Cash-generating units [member] | Chile [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	2,237
Fees and commissions from guarantees and letters of credit	18,971
Fees and commissions from card services	55,338
Fees and commissions from accounts management	11,826
Fees and commissions from collections and payments	20,299
Fees and commissions from brokerage and securities management	2,586
Fees and commissions from asset management	13,482
Compensation for insurance brokerage	39,097
Investment banking and advisory fees	6,122
Fees and commissions from student loans ceded	5,509
Commissions on loan transactions	850
Commissions for mortgage loans	131
Other fees from services rendered	4,238
Other commissions earned	11,379
Totals	192,065
Compensation for cards transactions	(22,807)
Fees and commissions for securities transactions	(3,942)
Commissions paid for foreign trade transactions	(3,796)
Commissions paid for customer loyalty program benefits	(17,430)
Other commissions paid	(2,423)
Total fee and commission expense	(50,398)
Cash-generating units [member] | Colombia [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	1,577
Fees and commissions from guarantees and letters of credit	5,163
Fees and commissions from card services	29,744
Fees and commissions from accounts management	1,331
Fees and commissions from collections and payments	21,888
Fees and commissions from brokerage and securities management	948
Fees and commissions from asset management	294
Compensation for insurance brokerage	4,052
Investment banking and advisory fees	3,455
Other fees from services rendered	38
Other commissions earned	2,585
Totals	71,075
Compensation for cards transactions	(28,624)
Fees and commissions for securities transactions	(1,516)
Commissions paid for customer loyalty program benefits	(4,758)
Other commissions paid	(4,845)
Total fee and commission expense	$ (39,743)